Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended				9 Months Ended				10 Months Ended	12 Months Ended	22 Months Ended
	Nov. 15, 2021	Oct. 22, 2021	Sep. 17, 2021	Mar. 31, 2021	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Jun. 14, 2023	Mar. 31, 2023	Feb. 28, 2023	Mar. 06, 2021	Mar. 05, 2021	Mar. 02, 2021
Related Party Transaction [Line Items]
Common stock, Shares outstanding					0				0							10	10,000
Common stock par or stated value per share					$ 0				$ 0								$ 0
Stock Issued During Period, Value, Issued for Services													$ 25,000
Related party transaction administrative service fee payable maximum threshold limit						$ 160,000				$ 160,000								$ 160,000
Selling general And administrative expense					$ 5,313,000		$ 2,025,000		$ 12,321,000		$ 7,898,000
Debt instrument outstanding						1,803,610,000				1,803,610,000
Notes payable current						557,810	200,000			557,810	200,000		208,461	$ 200,000	$ 200,000
Accounts payable						6,351,857	676,652			$ 6,351,857	676,652		2,810	$ 676,652	676,652
Class of warrant or right issued during period, Warrants										20,400,000				20,400,000
Proceeds from Issuance of Private Placement													8,900,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant or right issued during period, Warrants	900,000	8,000,000								8,900,000				8,900,000
Class of warrant or right issued during period, Warrants, Price per warrant	$ 1.00	$ 1.00
Proceeds from Issuance of Private Placement	$ 900,000	$ 8,000,000
Unsecured promissory note [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 300,000	$ 300,000
Debt Instrument, Convertible, Warrants issued						15,000,000,000				$ 15,000,000,000
Administrative Service Fee [Member]
Related Party Transaction [Line Items]
Selling general And administrative expense															20,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Warrants issued						$ 1,500,000	$ 1,500,000			$ 1,500,000	$ 1,500,000			$ 1,500,000	$ 1,500,000
Warrants issued price per warrant						$ 1.00	$ 1.00			$ 1.00	$ 1.00			$ 1.00	$ 1.00
Sponsor [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Warrants issued						$ 1,500,000	$ 1,500,000			$ 1,500,000	$ 1,500,000			$ 1,500,000	$ 1,500,000
Share price						$ 1.00	$ 1.00			$ 1.00	$ 1.00			$ 1.00	$ 1.00
Accounts payable						$ 172,116	$ 172,116			$ 172,116	$ 172,116		0	$ 172,116	$ 172,116
Accrued Liabilities						50,600	30,600			50,600	30,600		11,500	30,600	30,600
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement		$ 8,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable current						557,810	200,000			557,810	200,000		208,461	200,000	200,000
Other liabilities						222,716	$ 202,716			222,716	$ 202,716		$ 11,500	202,716	$ 202,716
Related Party [Member] | Administrative Service Fee [Member]
Related Party Transaction [Line Items]
Operating costs and expenses										10,000				10,000
Selling general And administrative expense						$ 0		$ 300,000,000		20,000		$ 900,000,000		120,000
Private Placement including Over Allotment Option [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Class of warrants or rights period upto which transfer is restricted		30 days
Private Placement including Over Allotment Option [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant or right issued during period, Warrants		8,000,000
Class of warrant or right issued during period, Warrants, Price per warrant		$ 1.00
Private Placement including Over Allotment Option [Member] | Sponsor [Member] | Additional Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant or right issued during period, Warrants		900,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Excess fair value over consideration of the founder shares										$ 8,306,250				$ 8,306,250
Founder Shares [Member] | Ten Anchor Investors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services										1,250,000				1,250,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, Shares outstanding						5,750,000	5,750,000			5,750,000	5,750,000		5,750,000	5,750,000	5,750,000
Common stock par or stated value per share						$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, Shares outstanding				8,625,000																	8,625,000
Common stock par or stated value per share				$ 0.001		0.0001	0.0001			0.0001	0.0001			0.0001	0.0001						$ 0.001
Stock Issued During Period, Value, Issued for Services				$ 25,000
Stock repurchased during period, Shares			2,875,000
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share						$ 0.005	$ 0.005			$ 0.005	$ 0.005			$ 0.005	$ 0.005
Common Class B [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock, Other shares, Outstanding			750,000
Common Class B [Member] | Founder Shares [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Common stock, Shares outstanding			8,625,000										5,750,000